Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of loans, by loan type
Total loans	$ 7,541,754	$ 6,894,946
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	4,516,288	3,379,837
Real estate - mortgage
Summary of loans, by loan type
Total loans	999,144	1,140,377
Commercial Real Estate Portfolio Segment [Member]
Summary of loans, by loan type
Total loans	1,846,757	2,185,883
Consumer
Summary of loans, by loan type
Total loans	40,595	47,800
Foreign
Summary of loans, by loan type
Total loans	$ 138,970	$ 141,049